Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets
Cash	$ 886,428	$ 1,396,384
Accounts receivable less allowance for doubtful accounts $150,000 (December 31, 2010 - $150,000)	148,996	57,890
Prepaid expenses	50,479	406,557
Total Current Assets	1,085,903	1,860,831
Equipment, net	18,208	26,803
Other assets	19,154	20,009
Domain name rights and intangible assets (Note 5)	2,157,241	2,157,241
Deferred tax asset, less valuation allowance of $141,123 (December 31, 2010 - $139,463) (Note 8)	0	0
Total Assets	3,280,506	4,064,884
Liabilities and Stockholders' Equity
Accounts payable	20,549	12,251
Accrued liabilities	51,790	120,713
Accounts payable and accrued liabilities - related party (Note 9)	11,287	4,473
Total Current Liabilities	83,626	137,437
Stockholders' equity (Note 6):
Common stock, no par value, unlimited shares authorized, 63,877,703 shares issued and outstanding (December 31, 2010 - 63,877,703)	18,237,685	18,233,440
Accumulated deficit	(15,065,385)	(14,330,573)
Accumulated other comprehensive income: Foreign currency translation adjustment	24,580	24,580
Total Stockholders' Equity	3,196,880	3,927,447
Total Liabilities and Stockholders' Equity	$ 3,280,506	$ 4,064,884